Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment reporting
Schedule of summarized financial information

Summarized financial information for the year ended December 31, 2025, is as follows:

	Nigeria	SSA	Latam	Total
	$’m	$’m	$’m	$’m
2025
Revenue from external customers - continuing operations	1,068.8	513.2	—	1,582.0
Revenue from external customers - discontinued operations	—	—	193.5	193.5
Revenue from external customers	1,068.8	513.2	193.5
Segment Adjusted EBITDA	689.0	298.7	146.9	1,134.6

Reconciliation of information on reportable segments to the amounts reported in the consolidated financial statements:
Segment Adjusted EBITDA				1,134.6
Finance costs (note 11 and 32.1)				(436.9)
Depreciation and amortization (note 14 and 15)				(375.9)
Share‑based payment expense				(29.1)
Net gain on disposal of property, plant and equipment and right-of-use assets				4.6
Impairment of property, plant and equipment, right-of-use-assets, intangible assets excluding goodwill and related prepaid land rent (note 14)				(4.7)
Other costs(a)				(45.4)
Impairment of assets held for sale (note 32.1)				(459.4)
Business combination costs				(11.4)
Net reversal of impairment of withholding tax receivables in Nigeria (note 8)				59.8
Insurance claims (note 9)				0.4
Finance income (note 10 and 32.1)				227.5
Gain on disposal of subsidiary (note 31)				177.7
Unallocated corporate expenses(b)				(122.3)
Exclude: loss before tax from discontinued operations (note 32.1)				571.3
Income before tax				690.8
Additions of property, plant and equipment and intangible assets:
- Segments	129.9	111.8	144.7	386.4
- Unallocated items				0.5
				386.9
(a)	Other costs included one-off expenses related to strategic initiatives and operating systems of $22.4 million, costs related to internal reorganization of $6.0 million, one-off professional fees related to financing of $0.4 million and $12.3 million loss allowance in the Latam segment following our customer Oi Brazil’s insolvency proceedings.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.

Each segment's Adjusted EBITDA above includes the following items:

	Continuing Operations				Discontinued operations
	Nigeria	SSA	Unallocated items	Total	Latam
	$’m	$’m	$’m	$’m	$’m
2025
Power generation	239.6	97.4	—	337.0	4.5
Staff costs	38.2	33.0	92.8	164.0	22.0
Tower repairs and maintenance	23.2	27.2	—	50.4	10.0

Summarized financial information for the year ended December 31, 2024, is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$’m	$’m	$’m	$’m	$’m
2024
Revenue from external customers - continuing operations	998.5	483.8	—	44.9	1,527.2
Revenue from external customers - discontinued operations	—	—	184.0	—	184.0
Revenue from external customers	998.5	483.8	184.0	44.9
Segment Adjusted EBITDA	588.0	308.0	138.0	27.6	1,061.6

Reconciliation of information on reportable segments to the amounts reported in the consolidated financial statements:
Segment Adjusted EBITDA					1,061.6
Finance costs					(2,123.1)
Depreciation and amortization (note 14 and 15)					(362.7)
Impairment of property, plant and equipment, right-of-use-assets, intangible assets excluding goodwill and related prepaid land rent (note 14)					(14.8)
Impairment of withholding tax receivables in Nigeria (note 8)					(1.1)
Other costs(a)					(14.4)
Impairment of assets held for sale (note 7)					(2.9)
Share‑based payment expense					(27.9)
Business combination costs (note 8)					(1.3)
Impairment of goodwill (note 32.1)					(87.9)
Insurance claims (note 9)					0.1
Net loss on disposal of property, plant and equipment and right-of-use assets					(20.2)
Finance income (note 10 and 32.1)					33.8
Gain on disposal of subsidiary (note 31)					83.8
Unallocated corporate expenses(b)					(133.2)
Exclude: loss before tax from discontinued operations (note 32.1)					199.5
Loss before tax					(1,410.7)

Additions of property, plant and equipment and intangible assets:
- Segments	125.8	108.1	182.1	6.4	422.4
- Unallocated items					13.4
					435.8
(a)	Other costs included one-off expenses related to strategic initiatives and operating systems of $10.8 million, costs related to internal reorganization of $2.7 million and one-off professional fees relating to financing of $0.8 million
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.

Each segment's Adjusted EBITDA above includes the following items:

	Continuing Operations					Discontinued operations
	Nigeria	SSA	MENA	Unallocated items	Total	Latam
	$’m	$’m	$’m	$’m	$’m	$’m
2024
Power generation	251.3	90.4	1.7	—	343.4	5.4
Staff costs	32.0	33.0	5.6	86.4	157.0	24.2
Tower repairs and maintenance	19.9	22.0	3.1	—	45.0	8.4

Summarized financial information for the year ended December 31, 2023, is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$’m	$’m	$’m	$’m	$’m
2023
Revenue from external customers - continuing operations	1,381.6	503.0	—	40.7	1,925.3
Revenue from external customers - discontinued operations	—	—	200.2	—	200.2
Revenue from external customers	1,381.6	503.0	200.2	40.7
Segment Adjusted EBITDA(c)	855.3	257.1	145.8	22.1	1,280.3

Reconciliation of information on reportable segments to the amounts reported in the consolidated financial statements:
Segment Adjusted EBITDA					1,280.3
Finance costs					(2,436.5)
Depreciation and amortization (note 14 and 15)					(435.6)
Impairment of withholding tax receivables in Nigeria (note 8)					(48.0)
Impairment of property, plant and equipment, right-of-use-assets, intangible assets excluding goodwill and related prepaid land rent					(87.7)
Business combination costs (note 8)					(2.4)
Share‑based payment expense					(13.4)
Other costs(a)					(19.0)
Net gain on disposal of property, plant and equipment and right-of-use assets					3.7
Insurance claims (note 9)					0.3
Other non-operating income					0.1
Finance income (note 10 and 32.1)					25.2
Unallocated corporate expenses(b)					(147.7)
Exclude: loss before tax from discontinued operations (note 32.1)					66.6
Loss before tax					(1,814.1)

Additions of property, plant and equipment and intangible assets:
In the normal course of business
- Segments	320.0	96.9	247.6	18.0	682.5
- Unallocated items					4.3
					686.8
Through business combinations - segments	—	—	—	8.6	8.6
(a)	Other costs included one-off consulting fees related to corporate structures and operating systems of $10.6 million, one-off consulting services of $1.7 million, costs related to internal reorganization of $4.7 million and one-off professional fees related to financing of $0.3 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.

Each segment's Adjusted EBITDA above includes the following items:

	Continuing Operations					Discontinued operations
	Nigeria	SSA	MENA	Unallocated items	Total	Latam
	$’m	$’m	$’m	$’m	$’m	$’m
2023
Power generation	285.0	104.9	2.5	—	392.4	4.3
Staff costs	53.0	29.5	5.6	90.3	178.4	27.3
Tower repairs and maintenance	46.8	39.0	2.7	—	88.5	7.8

Schedule of countries contributing material revenue and/or have material non current assets

	2025	2024	2023
	$’m	$'m	$'m
Revenue from continuing operations
Nigeria	1,068.8	998.5	1,381.6
Rest of world	513.2	528.7	543.7
	1,582.0	1,527.2	1,925.3
Revenue from discontinued operations:
Brazil	186.9	178.4	195.0
Rest of Latin America	6.6	5.6	5.2
	193.5	184.0	200.2
Non‑current assets(a)(b)
Nigeria	609.7	557.1	898.3
Brazil	—	1,400.0	1,875.1
South Africa	563.1	491.3	493.6
Rest of world	564.8	650.1	882.0
	1,737.6	3,098.5	4,149.0
(a)	Non-current assets exclude financial instruments, non-current trade and other receivables and deferred tax assets.

(b)    Non-current assets amounting to $1,140.0 million for Brazil and other Latin American countries were classified as held for sale (presented within current assets) at December 31, 2025.

Schedule of revenue from tier one customers

	2025	2024	2023
	$’m	$'m	$'m

Customer A	71%	69%	66%
Customer B	17%	17%	18%